Nature of operations and reorganization - Financial Position and Cash Flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2021 CNY (¥)
Balance Sheet information of the Group
Cash and cash equivalents	¥ 418,591		¥ 344,569	¥ 346,539	$ 57,347	$ 47,206	¥ 444,933
Accounts receivable, net	143,032		161,821		19,595
Amount due from related parties	2,365		155		324
Prepayments and other current assets	66,570		40,209		9,121
Property and equipment, net	9,434		11,747		1,292
Intangible assets, net	17,397		17,162		2,383
Restricted cash and time deposits-non-current			2,804
Other non-current assets	59,245		10,984		8,118
Total assets	1,005,624		931,801		137,771
Accounts payable	108,249		106,461		14,830
Advances from customers	51,635		46,142		7,074
Amount due to related parties	5,566		10,623		763
Accrued expenses and other current liabilities	95,868		89,541		13,134
Deferred tax liabilities	141		3,405		19
Other non-current liabilities	11,046		11,683		1,513
Total liabilities	484,880		514,371		66,429
Revenues:
Total revenues	1,006,071	$ 137,831	1,069,413	989,675
Others	(323)		2,329	3,034
(Loss)/ Income before income tax	106,116	14,537	(27,074)	(135,169)
Income tax benefits/(expense)	(218)	(30)	28	918
Net Income (Loss)	106,131	14,539	(26,772)	(124,307)
Cash flows of the VIEs and its subsidiaries
Net cash provided by/(used in) operating activities	79,758	10,927	4,266	(154,595)
Net cash (used in)/provided by investing activities	34,827	4,770	568	(39,926)
Net cash provided by financing activities	(45,029)	(6,169)	(17,236)	63,069
Net (decrease)/increase in cash and cash equivalents and restricted cash	71,218	9,757	(8,346)	(98,187)
Cash and cash equivalents and restricted cash at beginning of the year	347,373	47,590	355,719	453,906
Cash and cash equivalents and restricted cash at end of the year	418,591	57,347	347,373	355,719
VIEs
Balance Sheet information of the Group
Cash and cash equivalents	47,493		30,274		6,507
Accounts receivable, net	44,392		52,863		6,082
Prepayments and other current assets	29,019		13,235		3,976
Property and equipment, net	8,706		9,345		1,193
Intangible assets, net			12,633
Restricted cash and time deposits-non-current			8,804
Other non-current assets	1,288		1,684		176
Total assets	164,108		166,490		22,484
Accounts payable	11,121		22,255		1,524
Advances from customers	559		1,598		77
Tax payable	8,006		7,928		1,097
Accrued expenses and other current liabilities	5,296		8,224		726
Deferred tax liabilities	0		3,196
Other non-current liabilities	0		132
Total liabilities	210,601		171,225		28,854
Revenues:
Total revenues	250,796	34,359	465,018	445,518
Total costs and expenses	(324,095)	(44,400)	(455,692)	(477,060)
Others	31,919	4,373	204	5,172
(Loss)/ Income before income tax	(41,380)	(5,668)	9,530	(26,370)
Income tax benefits/(expense)	(321)	(44)	232	286
Net Income (Loss)	(41,701)	(5,712)	9,762	(26,084)
Cash flows of the VIEs and its subsidiaries
Net cash provided by/(used in) operating activities	(16,451)	(2,254)	537	17,576
Purchase of restricted time deposits			(1,000)
Cash outflow from deconsolidation of subsidiaries, net of cash disposed	30,752	4,213		(474)
Net cash (used in)/provided by investing activities	30,866	4,229	(1,000)	(474)
Net (decrease)/increase in cash and cash equivalents and restricted cash	14,415	1,975	(463)	17,102
Cash and cash equivalents and restricted cash at beginning of the year	33,078	4,532	33,541	16,439
Cash and cash equivalents and restricted cash at end of the year	47,493	6,507	33,078	33,541
VIEs | Inter-company
Revenues:
Total revenues	83,182	11,396	224,919	262,936
Total costs and expenses	(29,500)	(4,041)	(33,190)	(28,278)
Cash flows of the VIEs and its subsidiaries
Net cash provided by/(used in) operating activities	128,053	17,543	314,502	442,965
VIEs | Third-party
Revenues:
Total revenues	167,614	22,963	240,099	182,582
Total costs and expenses	(294,595)	(40,359)	(422,502)	(448,782)
Cash flows of the VIEs and its subsidiaries
Net cash provided by/(used in) operating activities	(144,504)	(19,797)	(313,965)	¥ (425,389)
Net cash (used in)/provided by investing activities	114	$ 16
VIEs | Related Party | Related party other than the subsidiaries of the Group
Balance Sheet information of the Group
Amount due from related parties	33,210		30,757		4,550
VIEs | Related Party | Subsidiaries of the Group
Balance Sheet information of the Group
Amount due from related parties			6,895
Amount due to related parties	¥ 185,619		¥ 127,892		$ 25,430